Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Amortization of Intangible Assets [Abstract]
For the year ending June 30, 2026	¥ 540,134
For the year ending June 30, 2027	540,134
For the year ending June 30, 2028	312,995
For the year ending June 30, 2029	146,174
Total	¥ 1,539,437	$ 214,897	¥ 2,581,046